Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Fair Value
Assets:
Investments held in Trust Account — Money market funds	1	$207,007,744
Liabilities:
Warrant Liability — Public Warrants	1	10,453,500
Warrant Liability — Private Placement Warrants	3	2,100,000
Warrant Liability — Sponsor and Directors	3	787,500

Schedule of Black-Scholes-Merton model for the warrants
The key inputs into the Black-Scholes-Merton model for the warrants were as follows:

Input	January 13, 2021	September 30, 2021
Risk-free interest rate	0.74%	1.07%
Expected term (years)	5.00	5.00
Expected volatility	21%	16.3%
Exercise price	$11.50	$11.50
Fair value of Units	$9.43	$9.89

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 19, 2021	3,272,500	11,902,500	15,175,000
Change in valuation inputs or other assumptions	(385,000)	(2,898,000)	(3,283,000)
Transfers to Level 1	—	(9,004,500)	(9,004,500)

Fair value as of September 30, 2021	$2,887,500	$—	$2,887,500